Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	349,726,076.90	22,727
Yield Supplement Overcollateralization Amount 03/31/21	12,747,454.35	0
Receivables Balance 03/31/21	362,473,531.25	22,727
Principal Payments	19,360,094.98	628
Defaulted Receivables	632,884.59	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	11,749,177.29	0
Pool Balance at 04/30/21	330,731,374.39	22,069

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.70%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,490,994.89	122
Past Due 61-90 days	587,628.98	34
Past Due 91-120 days	109,020.22	7
Past Due 121+ days	0.00	0
Total	3,187,644.09	163

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	603,994.86
Aggregate Net Losses/(Gains) - April 2021	28,889.73
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.10%
Prior Net Losses Ratio	-0.22%
Second Prior Net Losses Ratio	-0.68%
Third Prior Net Losses Ratio	0.20%
Four Month Average	-0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	37.42

Flow of Funds	$ Amount
Collections	21,197,911.70
Investment Earnings on Cash Accounts	487.69
Servicing Fee	(302,061.28)
Transfer to Collection Account	0.00
Available Funds	20,896,338.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	832,655.23
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,775,463.50
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	922,722.12

Total Distributions of Available Funds	20,896,338.11

Servicing Fee	302,061.28
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	344,506,837.89
Principal Paid	18,994,702.51
Note Balance @ 05/17/21	325,512,135.38

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2b
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	221,276,837.89
Principal Paid	18,994,702.51
Note Balance @ 05/17/21	202,282,135.38
Note Factor @ 05/17/21	57.6302380%

Class A-4
Note Balance @ 04/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	76,260,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	31,320,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	15,650,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	978,913.48
Total Principal Paid	18,994,702.51
Total Paid	19,973,615.99

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.11463%
Coupon	0.25463%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	614,043.23
Principal Paid	18,994,702.51
Total Paid to A-3 Holders	19,608,745.74

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9401511
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2425617
Total Distribution Amount	19.1827128

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.7494109
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.1159616
Total A-3 Distribution Amount	55.8653725

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	725.23
Noteholders' Principal Distributable Amount	274.77

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,609,619.51
Investment Earnings	214.50
Investment Earnings Paid	(214.50)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$831,199.41	$1,001,306.58	$1,343,941.27
Number of Extensions	38	50	66
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.26%	0.33%